Operating Income (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Other Income [Abstract]
Schedule of Other Income
The breakdown of Other income is as follows:

Other income	Year ended
(in € thousands)	2022/12/31	2023/12/31	2024/12/31
CIR tax credit	6,017	5,807	3,415
Government grants and subsidies	34	3,340	275
Other operating income	320	464	247
TOTAL	6,371	9,610	3,937